Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Foreign exchange derivatives [Member]	Dec. 31, 2013 Foreign exchange derivatives [Member]	Mar. 31, 2014 Interest rate derivatives [Member]	Dec. 31, 2013 Interest rate derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	17 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	$ 57,000,000
Notional amount		10,200,000,000	9,700,000,000	6,500,000,000	5,700,000,000
Maximum time for hedging interest rate cash flow hedge	60 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	$ (1,000,000)